Deferred Tax Liabilities - Change in deferred tax (Details) - SEK (kr) kr in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	kr 79,996
Business Combinations		kr 79,996
Tax loss carried forward	(11,445)
Exchange difference on translation	298
Cost at Closing Balance	kr 68,849	kr 79,996